SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Current income tax expense/(benefit)
Total current tax expense/(benefit)
Deferred income tax expense/(benefit)
Total deferred tax expense/(benefit)
Total income tax expense/(benefit)
Total income tax expense/(benefit)
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total current tax expense/(benefit)
Total deferred tax expense/(benefit)
Total income tax expense/(benefit)
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total current tax expense/(benefit)
Total deferred tax expense/(benefit)
Total income tax expense/(benefit)